Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MPIC (Detail) - PHP (₱) ₱ in Millions	Jul. 31, 2018	Dec. 18, 2017	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Jun. 06, 2012
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold					112,710,000	56,350,000
Selling Price	₱ 1,152	₱ 1,294	₱ 21,800	₱ 26,200	₱ 26,487	₱ 13,243
Deferred Gain Realized			₱ 4,962	₱ 4,962	₱ 2,838	₱ 1,418
Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			458,000,000	458,000,000			282,000,000
Selling Price							₱ 3,563
Deferred Gain Realized							₱ 2,012
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			646,000,000	646,000,000